Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement Of Changes In Shareholders' Equity [Abstract]
Change in net unrealized (loss) gain on available-for-sale securities, (benefit) tax	$ (1,182)	$ 572
Change in net unrealized gain (loss) on derivative, tax (benefit)	$ 103	$ (96)